Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Prepaid expenses	$606,124	$24,312
Other receivable	948	—
Other deposit	—	1,294
Total prepaid and other current assets	$607,072	$25,606